RECENT ACCOUNTING STANDARDS ADOPTED BY THE COMPANY	12 Months Ended
Dec. 31, 2022
RECENT ACCOUNTING STANDARDS ADOPTED BY THE COMPANY
RECENT ACCOUNTING STANDARDS ADOPTED BY THE COMPANY
25.  RECENT ACCOUNTING STANDARDS ADOPTED BY THE COMPANY
Applicable standard	Key requirements	Impact
Amendments to IFRS 01 Effective January 1, 2022.

The amendment allows a subsidiary that elects to apply paragraph D16(a) of IFRS 1 - Initial Adoption of International Accounting Standards) to measure cumulative translation differences using the amounts reported in the consolidated financial statements as of the parent's transition date to IFRS, if no adjustments were made for consolidation procedures and for the effects of the business combination in which the parent acquired the subsidiary. This modification also applies to a subsidiary or joint venture that elects to apply IFRS 1 paragraph D16(a).of the uncertainties of the interest rate benchmark reform.

For phase 1 and 2, we do not have significant derivatives that refer to an interest rate benchmark, so these amendments have not had a material impact in the Company.
Amendments to IFRS 09 Effective January 1, 2022.

The amendment clarifies the fees that an entity must consider when determining whether the terms of a new or modified financial liability differ materially from those of the original financial liability. These fees only include fees paid or received between the borrower and lender, including fees paid or received by either party on behalf of the other.

These changes had no impact on the individual and consolidated financial statements of the Cosan Group.
Amendments to IAS 41 Effective January 1, 2022.

The amendment clarifies the fees that an entity must consider when determining whether the terms of a new or modified financial liability differ materially from those of the original financial liability. These fees only include fees paid or received between the borrower and lender, including fees paid or received by either party on behalf of the other.

These changes had no impact on the individual and consolidated financial statements of the Cosan Group.
Amendments to IAS 41 Effective January 1, 2022.	The amendment removes the requirement in paragraph 22 of IAS 41 that entities exclude cash flows for taxation when measuring the fair value of assets within the scope of IAS 41.	These changes had no impact on the individual and consolidated financial statements of the Cosan Group.
Amendments to IAS 37 Effective January 1, 2022.

The Group adopted the IAS 37 amendments for the first time in the current year. The amendments stipulate that the "cost of performing" the contract includes "directly related costs." Costs directly associated with the contract include the incremental costs of fulfilling the contract (such as personnel or materials) and the allocation of other costs directly associated with fulfilling contracts (for example, allocating depreciation expense to an item of PPE used in the performance of the contract).

These changes had no impact on the individual and consolidated financial statements of the Cosan Group.
Amendments to IAS 16 Effective January 1, 2022.

The amendment prohibits entities from deducting from the cost of a fixed asset any sales proceeds of produced items used to bring the asset to the location and to achieve the condition required for it to operate as intended by management. Instead, an entity recognizes the sales proceeds and production costs in the statement of profit or loss.

These changes had no impact on the individual and consolidated financial statements of the Cosan Group.